Stock Based Compensation	12 Months Ended
Dec. 31, 2023
Stock Based Compensation
Stock Based Compensation

17. Stock Based Compensation

As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of the Manager’s employees with the Company’s shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company’s common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company’s common stock as additional compensation for their services offered during the preceding period. The total amount of stock to be granted to employees of the Manager will be at the Company’s Board of Directors’ discretion only and there will be no contractual obligation for any stock to be granted as part of the employees’ compensation package in future periods.

On September 14, 2018, the Company granted 298,774 shares of restricted stock to executive officers of the Company, out of which 149,386 restricted shares vested on December 31, 2019 and 149,388 restricted shares vested on December 31, 2021. On May 10, 2019, the Company granted 137,944 shares of restricted stock to certain employees of the Manager (including 35,714 shares to executive officers), out of which 4,168 shares were forfeited in 2019 and 66,888 restricted shares vested on December 31, 2019. In 2020 and 2021, 714 and 1,685 of these shares were forfeited, respectively, and 64,489 restricted shares vested on December 31, 2021. On February 12, 2021, the Company granted 110,000 fully vested shares to executive officers and Board of Directors members. On March 16, 2021, the Company granted 40,000 shares to certain employees of the Manager, out of which 10,000 fully vested on the grant date, 1,050 were forfeited and 9,650 restricted shares vested on December 31, 2021. Additional 224 restricted shares were forfeited in the year ended December 31, 2022 and the remaining 19,076 restricted shares vested on December 31, 2022.

On December 10, 2021, the Company granted 110,000 fully vested shares to executive officers and Board of Directors members and on December 21, 2021, the Company granted 10,000 fully vested shares to certain employees of the Manager. On December 14, 2022, the Company granted 100,000 fully vested shares to executive officers. No restricted shares were issued and outstanding as of December 31, 2023 and December 31, 2022. On November 10, 2023, the Company granted 100,000 fully vested shares to executive officers and 100,000 fully vested shares to the Manager, refer to Note 11 “Related Party Transactions”. The fair value of shares granted was calculated based on the closing trading price of the Company’s shares at the grant date. Stock based compensation expenses of $12.7 million, $6.0 million and $15.3 million were recognized under “General and administrative expenses” in the Company’s Consolidated Statements of Income in the years ended December 31, 2023, 2022 and 2021, respectively. The average price of issued shares was $63.40, $54.40 and $66.00 per share in the years ended December 31, 2023, 2022 and 2021, respectively. An amount of $6.3 million is expected to be recognized as stock based compensation expenses to the Manager in 2024 and 2025, respectively. As of December 31, 2023, the weighted - average remaining term of the Manager’s stock awards is 1.67 years.

The aggregate number of shares of common stock for which awards may be granted under the Plan shall not exceed 1,000,000 shares plus the number of unvested shares granted before August 2, 2019. The equity awards may be granted by the Company’s Compensation Committee or Board of Directors under its amended and restated 2006 equity compensation plan. Awards made under the Plan that have been forfeited, cancelled or have expired, will not be treated as having been granted for purposes of the preceding sentence.

The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s common stock. The plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, Directors may elect to receive in common stock all or a portion of their compensation. Following December 31 of each year, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. During 2023, 2022 and 2021, none of the directors elected to receive shares as compensation.